Property and Equipment, Net - Schedule of Future Minimum Payments Related Asset Acquisition (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	May 15, 2025
Schedule of Future Minimum Payments Related Asset Acquisition [Abstract]
2026	$ 874,500
2027	680,167	$ 1,166,001
2027		680,166
Total future minimum payments	$ 1,554,667	$ 1,846,167	$ 2,332,000